Leases - Schedule of Lease Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Lease liabilities – current portion	$ 305,518	$ 108,526	$ 207,128	[1]
Lease liabilities – non-current portion	298,081	10,231	118,979	[1]
Total	$ 603,599	$ 118,757	$ 326,107
Weighted-average lease term – operating leases	2 years 9 months	11 months 1 day
Weighted-average discount rate – operating leases	5.00%	5.00%	5.00%
Short term lease cost	$ 100,009	$ 234,767	$ 114,937

[1]	Re-presented as mentioned in Note 23